Sales revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Sales revenues	$ 33,607	$ 21,037	$ 57,142	$ 42,110
Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	17,741	12,676	31,029	25,572
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	20,693	15,147	36,401	30,739
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	12,914	5,890	20,741	11,371
Diesel [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	7,584	6,183	14,327	12,753
Road Use Diesel Subsidy Program [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,923		2,051
Gasoline [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,013	3,073	5,936	6,037
Gasoline Subsidy Program [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	159		159
Liquefied Petroleum Gas [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	942	884	1,773	1,617
Liquefied Petroleum Gas Subsidy Program [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	17		17
Jet Fuel [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,893	1,009	3,072	2,132
Naphtha [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	784	425	1,256	835
Fuel Oil [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	213	132	376	297
Other Oil Products [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,213	970	2,062	1,901
Other Oil Products [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	405	135	751	510
Natural Gas [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	899	973	1,677	1,858
Crude Oils [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,358	1,073	2,289	2,478
Crude Oils [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	10,381	4,452	16,096	8,262
Renewables And Nitrogen Products [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	122	41	234	94
Breakage [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	44	54	80	102
Electricities [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	274	148	602	287
Services Agency And Others [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	255	182	490	348
Exports [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	12,665	5,680	20,267	11,049
Fuel Oi Iincluding Bunker Fuel [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,879	1,093	3,420	2,277
Sales Abroad [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	$ 249	$ 210	$ 474	$ 322